UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  6 East 43rd Street, 23rd Floor
          New York, New York 10017


13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mario D. Cibelli
Title:  Managing Member
Phone:  (212) 490-0399


Signature, Place and Date of Signing:

/s/ Mario D. Cibelli              New York, New York          May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total: $ 119,585
                                      (thousands)


List of Other Included Managers:

No.        Form 13F File Number               Name

1.         028-11767                          Cibelli Capital Management, L.L.C.

2.         028-11691                          Marathon Partners L.P.

3.         028-14390                          Robotti & Company Advisors, LLC

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012
COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                         VALUE     SHS OR    SH/ PUT/  INVSMNT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN CALL  DISCRTN  MANAGERS   SOLE        SHARED  NONE
COINSTAR INC                  COM             19259P300  28,439      447,500 SH        SHARED   1, 2, 3      447,500     0      0
EXPEDIA INC DEL               COM NEW         30212P303   7,965      238,200 SH        SHARED   1, 2, 3      238,200     0      0
GOOGLE INC                    CL A            38259P508   7,304       11,390 SH        SHARED   1, 2, 3       11,390     0      0
GREEN DOT CORP                CL A            39304D102   4,678      176,400 SH        SHARED   1, 2, 3      176,400     0      0
LIBERTY INTERACTIVE CORPORAT  INT COM SER A   53071M104   8,934      468,000 SH        SHARED   1, 2, 3      468,000     0      0
LUMBER LIQUIDATORS HLDGS INC  COM             55003T107   1,976       78,700 SH        SHARED   1, 2, 3       78,700     0      0
NETFLIX INC                   COM             64110L106   1,035        9,000 SH        SHARED    1, 2          9,000     0      0
OPENTABLE INC                 COM             68372A104     607       15,000 SH        SHARED    1, 2         15,000     0      0
PANHANDLE OIL AND GAS INC     CL A            698477106     884       30,000 SH        SHARED    1, 2         30,000     0      0
SHUTTERFLY INC                COM             82568P304  35,409    1,130,200 SH        SHARED   1, 2, 3    1,130,200     0      0
SKULLCANDY INC                COM             83083J104   7,801      492,800 SH        SHARED   1, 2, 3      492,800     0      0
SPDR GOLD TRUST               GOLD SHS        78463V107   4,199       25,900 SH        SHARED   1, 2, 3       25,900     0      0
TRIPADVISOR INC               COM             896945201   7,724      216,550 SH        SHARED   1, 2, 3      216,550     0      0
WAL MART STORES INC           COM             931142103     220        3,600 SH        SHARED      3           3,600     0      0
WORLD WRESTLING ENTMT INC     CL A            98156Q108   2,408      271,500 SH        SHARED   1, 2, 3      271,500     0      0




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